UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D. C. 20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	12/31/02
Check her if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entires.

Institutional Investment Manager Filing this Report:
Name:		William A. Womack
Address:	1667 Lelia Drive, Suite 101
		Jackson, Mississippi 39216

13F File Number:	28-7122

The institutional investment manager filing this report and the person By whom it is hereby represent that the person signing the report is Authorized to submit it, that all information contained herein is true, Correct and complete, and that it is understood that all required Items, statements, schedules, lists and tables, are considered integral Parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		William A. Womack
Title:		President
Phone:		601-965-0111
Signature, Place, and Date of Signing:
		William A. Womack  		Jackson, MS		February 14, 2003

Report Type (Check only one.):
[ x ]	13F HOLDINGS REPORT.
[    ]	13F NOTICE.
[    ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

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	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	61

Form 13F Information Table Entry Total:	$12,570,000

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INFORMATION TABLE

NAME OF	TITLE		CUSIP		FAIR		SHARES	INVT	SOLE
ISSUER	OF		NUMBER	MARKET	OF PRIN	DISC	AUTH
		CLASS			VALUE	AMOUNT

Abercrombie	COM		002896207	286000.00	14000		sole	14000
Aeropostale	COM		007865108	159000.00	15000		sole	15000
Alloy		COM		019855105	10000.00	10000		sole	10000
Ann Taylor	COM		036115103	306000.00	15000		sole	15000
Asbury Auto	COM		043436104	168000.00	20000		sole	20000
Axcelis	COM		054540109	84000.00	15000		sole	15000
Burlington	COM		122014103	128000.00	3000		sole	3000
Carriage Serv	COM		143905107	410000.00	103000	sole	103000
Charter Com	COM		16117M107	12000.00	10000		sole	10000
Chesapeake	COM		165167107	310000.00	40000		sole	40000
Chicago Pizz	COM		167889104	50000.00	7300		sole	7300
CKE Rest	COM		12561E105	108000.00	25000		sole	25000
Compuware	COM		205638109	96000.00	20000		sole	20000
Conexant	COM		207142100	16000.00	10000		sole	10000
Cooper Cam	COM		216640102	149000.00	3000		sole	3000
Crown Cork	COM		228255105	557000.00	70000		sole	70000
D&K Health	COM		232861104	567000.00	55400		sole	55400
Denbury	COM		247916208	90000.00	8000		sole	8000
Devon Energ	COM		25179M103	92000.00	2000		sole	2000
E*Trade	COM		269546104	243000.00	50000		sole	50000
El Paso	COM		28336L109	278000.00	40000		sole	40000
Emmis		COM		291525103	208000.00	10000		sole	10000
Frontier Oil	COM		35914P105	172000.00	10000		sole	10000
Global Ind	COM		379336100	345000.00	82800		sole	82800
Hanover	COM		410768105	92000.00	10000		sole	10000
Insight Ent	COM		45765U103	166000.00	20000		sole	20000
Jack in Box	COM		466367109	86000.00	5000		sole	5000
JB Hunt	COM		445658107	-293000.00	-10000		sole	-10000
Kemet		COM		488360108	134000.00	16000		sole	16000
Key Energy	COM		492914106	188000.00	21000		sole	21000
Knight Trad	COM		499063105	120000.00	25000		sole	25000
Lamar		COM		512815101	488000.00	14500		sole	14500
Lancer		COM		514614106	363000.00	39000		sole	39000
Lithia Motors	COM		536797103	235000.00	15000		sole	15000
Luminex	COM		55027E102	833000.00	202700	sole	202700
McDermott	COM		580037109	504000.00	115000	sole	115000
McDonalds	COM		580135101	161000.00	10000		sole	10000
MPS Group	COM		553409103	111000.00	20000		sole	20000
NewPark	COM		651718504	353000.00	81200		sole	81200
Parker Drill	COM		701081101	566000.00	255000	sole	255000
Petroquest	COM		716748108	169000.00	40700		sole	40700
Pioneer	COM		723787107	253000.00	10000		sole	10000
Pizza Inn	COM		725848105	26000.00	10000		sole	10000
PracticeWorks	COM		739419109	158000.00	20000		sole	20000
PRG-Schultz	COM		69357C107	178000.00	20000		sole	20000
Procter 	COM		742718109	-516000.00	-6000		sole	-6000
Raymond	COM		754730109	266000.00	9000		sole	9000
Sharper Image	COM		820013100	174000.00	10000		sole	10000
Shaw Group	COM		820280105	201000.00	12200		sole	12200
Spinnaker	COM		84855W109	110000.00	5000		sole	5000
Stewart Ent	COM		860370105	139000.00	25000		sole	25000
Stone Energy	COM		861642106	133000.00	4000		sole	4000
Support Soft	COM		868587106	99000.00	25000		sole	25000
Teppco Part	COM		872384102	486000.00	17500		sole	17500
Terex		COM		880779103	111000.00	10000		sole	10000
Too		COM		890333107	235000.00	10000		sole	10000
Total Ent	COM		89150E100	378000.00	45000		sole	45000
Triquint	COM		89674K103	95000.00	22500		sole	22500
Universal	COM		913431102	574000.00	30000		sole	30000
Waddell 	COM		930059100	138000.00	7000		sole	7000
Wavecom	COM		943531103	105000.00	7400		sole	7400

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